Segment Information (Tables)	6 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Revenue by Service Segments

The table below sets out a breakdown of our revenue by service segments for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2025 (Unaudited)		2024 (Unaudited)
	$	%	$	%
Corporate secretarial services	1,618,946	61.3	1,548,104	59.2
Accounting services	624,430	23.7	493,520	18.9
IP registration services	395,464	15.0	570,973	21.9
Total	2,638,840	100.0	2,612,597	100.0

Schedule of Revenue by Geographical Area

Information for the Group’s revenue and long-lived assets, consisting primarily of net property and equipment and operating lease right-of-use assets, aggregated by geographical area for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2025 (Unaudited)		2024 (Unaudited)
	$	%	$	%
Hong Kong	2,243,376	85.0	2,041,624	78.1
Singapore	395,464	15.0	570,973	21.9
Total revenues	2,638,840	100.0	2,612,597	100.0
	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Hong Kong	$207,405	$257,688
Singapore	11,382	25,333
Total long-lived assets	$218,787	$283,021